AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 58.1%
Information Technology – 17.2%
Electronic Equipment, Instruments & Components – 0.3%
CDW Corp./DE	17,937	$4,011,072

Semiconductors & Semiconductor Equipment – 6.5%
Broadcom, Inc.	9,556	12,695,624
KLA Corp.	8,028	6,097,507
NVIDIA Corp.	41,952	45,993,236
NXP Semiconductors NV	30,078	8,184,224
QUALCOMM, Inc.	31,722	6,472,874

		79,443,465

Software – 7.5%
Adobe, Inc.(a)	17,116	7,612,512
Gen Digital, Inc.	160,231	3,978,536
Microsoft Corp.	144,353	59,925,261
Oracle Corp.	109,644	12,849,180
ServiceNow, Inc.(a)	6,052	3,975,740
Workday, Inc. - Class A(a)	9,939	2,101,602

		90,442,831

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	154,299	29,663,983
Western Digital Corp.(a)	76,277	5,742,895

		35,406,878

		209,304,246

Health Care – 8.6%
Biotechnology – 1.5%
Regeneron Pharmaceuticals, Inc.(a)	8,508	8,339,201
Vertex Pharmaceuticals, Inc.(a)	21,489	9,784,801

		18,124,002

Health Care Equipment & Supplies – 1.3%
Edwards Lifesciences Corp.(a)	83,876	7,287,986
Medtronic PLC	110,665	9,004,811

		16,292,797

Health Care Providers & Services – 3.0%
Elevance Health, Inc.	18,066	9,728,180
HCA Healthcare, Inc.	19,773	6,717,877
UnitedHealth Group, Inc.	40,387	20,006,508

		36,452,565

Life Sciences Tools & Services – 1.9%
Illumina, Inc.(a)	22,848	2,382,589
IQVIA Holdings, Inc.(a)	40,634	8,902,503
Thermo Fisher Scientific, Inc.	12,054	6,846,431
Waters Corp.(a)	15,753	4,866,102

		22,997,625

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.9%
Roche Holding AG (Sponsored ADR)(b)	168,683	$5,399,543
Zoetis, Inc.	29,537	5,008,293

		10,407,836

		104,274,825

Financials – 7.7%
Banks – 1.9%
Bank of America Corp.	231,978	9,276,800
PNC Financial Services Group, Inc. (The)	5,645	888,466
Wells Fargo & Co.	201,818	12,092,935

		22,258,201

Capital Markets – 1.9%
Charles Schwab Corp. (The)	120,829	8,854,349
Goldman Sachs Group, Inc. (The)	24,604	11,232,218
LPL Financial Holdings, Inc.	11,364	3,252,491

		23,339,058

Financial Services – 2.3%
PayPal Holdings, Inc.(a)	48,174	3,034,480
Visa, Inc. - Class A	92,271	25,140,157

		28,174,637

Insurance – 1.6%
Progressive Corp. (The)	74,009	15,629,220
Willis Towers Watson PLC	16,144	4,121,402

		19,750,622

		93,522,518

Communication Services – 6.8%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	181,862	7,279,936

Entertainment – 0.5%
Walt Disney Co. (The)	59,189	6,150,329

Interactive Media & Services – 5.0%
Alphabet, Inc. - Class C(a)	222,891	38,774,118
Meta Platforms, Inc. - Class A	48,987	22,868,601

		61,642,719

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.	46,398	8,117,794

		83,190,778

Consumer Discretionary – 4.9%
Automobiles – 0.2%
Stellantis NV	129,511	2,884,210

Broadline Retail – 2.1%
Amazon.com, Inc.(a)	143,403	25,302,025

Hotels, Restaurants & Leisure – 0.9%
Hyatt Hotels Corp. - Class A	31,429	4,634,835

Company	Shares	U.S. $ Value

Restaurant Brands International, Inc.	84,106	$5,767,989

		10,402,824

Specialty Retail – 1.2%
AutoZone, Inc.(a)	1,776	4,919,414
Home Depot, Inc. (The)	27,875	9,334,501

		14,253,915

Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc. - Class B	63,674	6,052,214

		58,895,188

Industrials – 3.9%
Building Products – 0.5%
Otis Worldwide Corp.	67,483	6,694,314

Construction & Engineering – 0.4%
MasTec, Inc.(a)	39,244	4,405,139

Electrical Equipment – 1.3%
Eaton Corp. PLC	39,161	13,034,739
Sensata Technologies Holding PLC	65,010	2,686,213

		15,720,952

Ground Transportation – 0.7%
CSX Corp.	254,960	8,604,900

Machinery – 0.8%
PACCAR, Inc.	91,285	9,813,138

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	16,197	2,465,345

		47,703,788

Consumer Staples – 3.4%
Beverages – 1.1%
Coca-Cola Co. (The)	120,103	7,558,082
Constellation Brands, Inc. - Class A	21,967	5,496,802

		13,054,884

Consumer Staples Distribution & Retail – 1.8%
Costco Wholesale Corp.	6,506	5,269,144
Walmart, Inc.	256,038	16,837,059

		22,106,203

Household Products – 0.5%
Procter & Gamble Co. (The)	38,946	6,408,175

		41,569,262

Materials – 1.9%
Chemicals – 1.6%
Corteva, Inc.	107,169	5,995,034
Linde PLC	16,566	7,214,824
LyondellBasell Industries NV - Class A	69,666	6,926,194

		20,136,052

Company	Shares	U.S. $ Value

Metals & Mining – 0.3%
ATI, Inc.(a)	54,999	$3,373,639

		23,509,691

Energy – 1.7%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	208,396	6,977,098

Oil, Gas & Consumable Fuels – 1.1%
Chevron Corp.	31,414	5,098,492
EOG Resources, Inc.	68,051	8,475,752

		13,574,244

		20,551,342

Utilities – 1.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	58,372	5,268,073
NextEra Energy, Inc.	104,458	8,358,729

		13,626,802

Real Estate – 0.9%
Industrial REITs – 0.5%
Prologis, Inc.	61,133	6,754,585

Specialized REITs – 0.4%
American Tower Corp.	23,333	4,567,202

		11,321,787

Total Common Stocks (cost $381,693,690)		707,470,227

INVESTMENT COMPANIES – 41.7%
Funds and Investment Trusts – 41.7%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z	2,303,985	27,786,057
AB Trust – AB Discovery Value Fund - Class Z	1,797,306	39,918,177
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	5,259,641	63,010,502
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	24,059,123	318,061,608
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	2,082,796	27,013,865
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,144,371	31,218,451

Total Investment Companies (cost $462,966,957)		507,008,660

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $844,660,647)		$1,214,478,887

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(c) (d) (e) (cost $4,839,177)	4,839,177	4,839,177

Total Investments – 100.2% (cost $849,499,824)(f)		1,219,318,064
Other assets less liabilities – (0.2)%		(2,394,284)

Net Assets – 100.0%		$1,216,923,780

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of May 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $378,566,228 and gross unrealized depreciation of investments was $(8,747,988), resulting in net unrealized appreciation of $369,818,240.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

May 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$707,470,227	$—	$—	$707,470,227
Investment Companies	507,008,660	—	—	507,008,660
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,839,177	—	—	4,839,177

Total Investments in Securities	1,219,318,064	—	—	1,219,318,064
Other Financial Instruments(b)	—	—	—	—

Total	$1,219,318,064	$—	$—	$1,219,318,064

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2024 is as follows:

						Distributions
Affiliated Issuer	Market Value 08/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 05/31/2024 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$28,007	$310	$3,754	$(1,195)	$4,418	$27,786	$0	$0
AB Trust - AB Discovery Value Fund	38,814	2,404	3,504	(500)	2,704	39,918	2,404	0
Bernstein Fund, Inc. - International Small Cap Portfolio	61,052	10,794	13,841	(1,313)	6,319	63,011	1,801	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	307,412	15,227	56,040	(1,138)	52,601	318,062	9,743	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	25,165	3,474	2,293	100	568	27,014	2,132	0
Government Money Market Portfolio	791	56,477	57,268	0	0	0	61	0
Government Money Market Portfolio*	4,272	62,646	62,079	0	0	4,839	241	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	27,824	536	0	0	2,858	31,218	537	0
Total	$493,337	$151,868	$198,779	$(4,046)	$69,468	$511,848	$16,919	$0

*	Investments of cash collateral for securities lending transactions